CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total		Adjusted	Limited partners	Limited partners Adjusted	Redemption-exchange units	Redemption-exchange units Adjusted	Special limited partner units	BBUC exchangeable shares	BBUC exchangeable shares Adjusted	Capital Limited partners	Capital Limited partners Adjusted	Retained earnings Limited partners	Retained earnings Limited partners Adjusted	Ownership changes Limited partners	Ownership changes Limited partners Adjusted	Accumulated other comprehensive income (loss) Limited partners		Accumulated other comprehensive income (loss) Limited partners Adjusted	[1]	Preferred securities	Preferred securities Adjusted	Interest of others in operating subsidiaries	Interest of others in operating subsidiaries Adjusted
Beginning balance at Dec. 31, 2019		$ 11,053			$ 2,116		$ 1,661		$ 0	$ 0		$ 2,331		$ (217)		$ 220		$ (218)	[1]			$ 15		$ 7,261
Net income (loss)		580			(91)		(78)							(91)										749
Other comprehensive income (loss)		72			36		31											36	[1]					5
Comprehensive income (loss)		652			(55)		(47)							(91)				36	[1]					754
Contributions		715																						715
Distributions	[2]	(1,262)			(20)		(17)							(20)										(1,225)
Ownership changes	[3]	2			(57)		(48)							93		(152)		2	[1]					107
Unit repurchases	[2]				(56)							(56)
Acquisition of interest	[4]	233																						233
Unit issuances, net of repurchases	[2]	(56)
Ending balance (Previously stated) at Dec. 31, 2020																						15
Ending balance at Dec. 31, 2020		11,337			1,928		1,549		0	0		2,275		(235)		68		(180)	[1]			15		7,845
Net income (loss)		2,153			258		228		157					258										1,510
Other comprehensive income (loss)		283			64		57											64	[1]					162
Comprehensive income (loss)		2,436			322		285		157					258				64	[1]					1,672
Contributions		1,094																				0		1,094
Distributions	[2]	(2,129)			(20)		(17)		(157)					(20)										(1,935)
Ownership changes	[3]	(1,740)			105		194							60		82		(37)	[1]					(2,039)
Unit repurchases	[2]	(83)			(83)							(83)
Acquisition of interest	[4]	2,085																						2,085
Ending balance (Previously stated) at Dec. 31, 2021		13,000			2,252		2,011		0	0		2,192		63		150		(153)	[1]			15		8,722
Ending balance (Adoption of new accounting standards) at Dec. 31, 2021	[5]	17			2		2			1				1				1	[1]					12
Ending balance at Dec. 31, 2021		13,000		$ 13,017		$ 2,254		$ 2,013			$ 1		$ 2,192		$ 64		$ 150	(152)		$ (152)		15	$ 15		$ 8,734
Net income (loss)		240	[6]		36		34			28				36								27		115
Other comprehensive income (loss)		(331)	[7]		(43)		(39)			(50)								(43)	[1]					(199)
Comprehensive income (loss)		(91)	[7]		(7)		(5)			(22)				36				(43)	[1]			27		(84)
Contributions		3,262																				1,475		1,787
Distributions	[2]	(2,496)			(19)		(17)			(14)				(19)								(27)		(2,419)
Ownership changes	[3]	869			(3)		7			(6)				16		(24)		5	[1]					871
Unit repurchases	[2]	(78)			(78)							(78)
Issuance of BBUC exchangeable shares	[8]	0			(739)		(680)			1,419						(786)		47	[1]
Acquisition of interest	[4]	3,946																						3,946
Unit issuances, net of repurchases		1,475
Ending balance at Dec. 31, 2022		$ 18,429	[9]		$ 1,408		$ 1,318		$ 0	$ 1,378		$ 2,114		$ 97		$ (660)		$ (143)	[1]			$ 1,490		$ 12,835

[1]	See Note 20 for additional information.
[2]	See Note 19 for additional information on distributions and Unit repurchases.
[3]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[4]	See Note 3 for additional information.
[5]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.
[6]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.
[7]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.
[8]	See Note 2 and Note 19 for additional information on BBUC exchangeable shares.
[9]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.